Share-based Payments - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expenses	$ 822	$ 41,043
Restricted shares award agreement [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Restricted shares outstanding shares	0